Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	May 30, 2025	Jan. 31, 2024	Dec. 20, 2023	Nov. 30, 2022	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Apr. 30, 2025	Apr. 04, 2025	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period restricted stock unit				10,000,000
Number of warrants											201,965	239,464
Stock based compensation expenses									$ 6,917
Exercise price per shares													$ 0.8202	$ 0.8202
Unrecognized stock based compensation expense					$ 522				$ 522		$ 1,217
Weighted average period term									1 year 3 months 18 days		1 year 9 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights	The impact of these RSAs was not material to the quarter ended June 30, 2025 and the Company has updated these unaudited interim condensed consolidated financial statements to exclude such shares from the number of shares issued and outstanding as of June 30, 2025.
Stock options outstanding					388				$ 388		$ 576
Stock options exerciseable					$ 388				388		576
Total intrinsic value										$ 4,709	4,709	$ 0
Fair value of options vested									$ 471	$ 1,531	$ 1,726	$ 4,880
Weighted average grant date dair value of options										$ 3.50	$ 3.50	$ 3.61
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent											85.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period				10,000,000								670,000
Share-Based Payment Arrangement, Expense											$ 21,383	$ 15,476
Award purchase of common stock percent											10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period									373,031		1,797,841
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance					189,605,790				189,605,790		216,853,275
Number of warrants						130,000				130,000			682,760	1,026,860
Additional grant shares					5,185,685				5,185,685		1,840,022
Exercise price per shares						$ 0.01				$ 0.01	$ 18.00		$ 1.39
Common Class A [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants											130,000
Exercise price per shares											$ 0.01
Common Class A [Member] | Two Officers and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards grant		5,100,000
Common Class B [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards grant	2,745,099
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerate vesting shares									999,999
Additional grant shares					250,000				250,000
Exercise price per shares															$ 0.01
Cancelled shares									450,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants						205,965				205,965			5,755,396
Exercise price per shares						$ 0.01				$ 0.01
Common Stock [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period restricted stock unit					5,100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						1,323,528	29,880	168,235			1,521,643
Common Stock [Member] | Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period restricted stock unit
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period restricted stock unit			5,000,000	5,000,000
Stock based compensation expenses									$ 10,858
Unrecognized stock based compensation expense					$ 15,473				$ 15,473		$ 27,920
Weighted average period term									2 years 3 months 18 days		3 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period									17,327		34,915
Share-Based Payment Arrangement, Expense											$ 2,242
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period											1,000,000
Restricted Stock Units (RSUs) [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense											$ 20,634	$ 3,203
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants			999,999	1,000,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											474,313
Equity Option [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											198,115
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance					10,600,000				10,600,000		2,290,183
2023 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance											687,055